UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: _____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

AMSR 2026-SFR2 TRUST

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001874321

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

ALTO Securitization Depositor, LLC

Attn: Matthew McManus

(212) 593-5978

Name and telephone number, including area code,

of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CRF 240.15Ga-2) are attached hereto as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Radian Real Estate Management LLC Certification of Services Performed
99.2	BCHH HOA Discrepancy Review
99.3	SingleSource Diligence Solutions, LLC Certification of Services Performed
99.4	Independent Accountant’s Report on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALTO Securitization Depositor, LLC
(Depositor)

By:	/s/ Matthew McManus
Name:	Matthew McManus

Title:	Vice President
Date:	August 11, 2026